Related Party Transactions (Details) - Schedule of Related Party Amounts on the Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Option settlement – related party			$ 79,054
Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenue				86
General and administrative		177	84	504
Research and development		12,243	643	15,817
MSA costs related to testing services [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenue				86
MSA administrative costs [Member] | Related Party [Member]
Related Party Transaction [Line Items]
General and administrative		79	84	247
Engineering support provided by former board member [Member] | Related Party [Member]
Related Party Transaction [Line Items]
General and administrative	$ 76	97		230
Engineering services provided by former investor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
General and administrative				27
MSA costs for Demonstration Plant [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Research and development		530	643	984
BHES JDA [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Research and development		$ 11,713		$ 14,833